Investment (Details) - Schedule of investment - Guangzhou Silicon Technology Co., Ltd. [Member]	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Investment (Details) - Schedule of investment [Line Items]
Place and date of incorporation	Registered and issued capital of RMB5,000,000	Established in the PRC on September 8, 2015
Attributable equity interest	20.00%	20.00%
Capital	Development, sale and provision of software solutions	Registered and issued capital of RMB5,000,000
Principal activities		Development, sale and provision of software solutions